PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment (“PP&E”) continuity summary is as follows:

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E
Cost:
Balance-January 1, 2022	$105,683	$953	$179,788	$286,424
Additions (note 21)	6,731	103	431	7,265
Disposals	(187)	(293)	—	(480)
Reclamation adjustment (note 13)	(4,159)	—	—	(4,159)
Balance-December 31, 2022	$108,068	$763	$180,219	$289,050

Additions (note 21)	1,398	34	1,836	3,268
Disposals	(259)	(28)	(1,242)	(1,529)
Reclamation adjustment (note 13)	3,498	—	—	3,498
Balance-December 31, 2023	$112,705	$769	$180,813	$294,287

Accumulated amortization, depreciation:
Balance-January 1, 2022	$(31,420)	$(542)	$—	$(31,962)
Amortization	(199)	—	—	(199)
Depreciation (note 20)	(3,797)	(146)	—	(3,943)
Disposals	150	293	—	443
Reclamation adjustment (note 13)	116	—	—	116
Balance-December 31, 2022	$(35,150)	$(395)	$—	$(35,545)

Amortization	(188)	—	—	(188)
Depreciation (note 20)	(3,804)	(140)	—	(3,944)
Disposals	259	27	—	286
Reclamation adjustment (note 13)	50	—	—	50
Balance-December 31, 2023	$(38,833)	$(508)	$—	$(39,341)

Carrying value:
Balance-December 31, 2022	$72,918	$368	$180,219	$253,505
Balance-December 31, 2023	$73,872	$261	$180,813	$254,946

Plant and Equipment - Owned

The Company has a 22.5% interest in the McClean Lake mill through its ownership interest in the MLJV. The carrying value of the mill, comprised of various infrastructure, building and machinery assets, represents $55,036,000, or 74.5%, of the December 2023 total carrying value amount of owned Plant and Equipment assets.

The additions to PP&E in 2023 primarily relate to interests in mineral properties acquired in the period and renovations to the Company’s office building in Saskatoon.

A toll milling agreement amongst the participants of the MLJV and the CLJV provides for the processing of certain output of the Cigar Lake mine at the McClean Lake mill, for which the owners of the McClean Lake mill receive a toll milling fee and other benefits. Denison has an agreement with Ecora Resources PLC (“Ecora”) (formerly named Anglo Pacific Group PLC “APG”) with respect to certain of the toll milling fees it receives from this toll milling agreement – see note 12. In determining the units of production amortization rate for the McClean Lake mill, the amount of production attributable to the mill assets includes Denison’s expected share of mill feed related to MLJV ores, MWJV ores and the CLJV toll milling contract. Milling activities in 2023 and 2022 at the McClean Lake mill were dedicated exclusively to processing and packaging ore from the Cigar Lake mine.

Plant and Equipment – Right-of-Use

The Company has included the cost of various right-of-use (“ROU”) assets within its plant and equipment ROU carrying value amount. These assets consist of building, vehicle and office equipment leases. The majority of the asset value is attributable to the building lease assets for the Company’s office in Toronto and warehousing space in Saskatoon.

Mineral Properties

The Company has various interests in development, evaluation and exploration projects located in Saskatchewan, Canada, which are either held directly or through option or various contractual agreements. The following projects, all located in Saskatchewan, represent $164,575,000, or 91.0%, of the carrying value amount of mineral property assets as at December 31, 2023:

a)	Wheeler River – the Company has a 90.0% direct interest in the project, and an additional 5.0% indirect interest through its investment in JCU (includes the Phoenix and Gryphon deposits);
b)	Waterbury Lake – the Company has a 69.35% interest in the project (includes the THT and Huskie deposits) and also has a 2.0% net smelter return royalty on the portion of the project it does not own;
c)	Midwest – the Company has a 25.17% interest in the project (includes the Midwest Main and Midwest A deposits);
d)	Mann Lake – the Company has a 30.0% interest in the project;
e)	Wolly – the Company has a 20.77% interest in the project;
f)	Johnston Lake – the Company has a 100% interest in the project; and
g)	McClean Lake – the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits).

South Dufferin

In 2023, the Company entered into and completed an agreement to sell its 100% interest in the South Dufferin property to Skyharbour Resources Ltd (“Skyharbour”) in exchange for $125,000 in cash, 6,000,000 Skyharbour common shares, and 1,000,000 Skyharbour warrants with an exercise price of $0.60 and a 24 month term, for total consideration of $2,541,000 and a gain on sale of $1,299,000.

Waterbury Lake

In 2023, the Company increased its interest in the Waterbury Lake property from 67.41% to 69.35% pursuant to the dilution provisions in the agreements governing the project (see note 22).